Convertible Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended			0 Months Ended	2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 20, 2013	Feb. 21, 2013	Oct. 29, 2012	Oct. 16, 2009	Mar. 31, 2014	Mar. 31, 2013	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Sep. 01, 2011	Jul. 31, 2014	Dec. 13, 2014	Nov. 18, 2014	Oct. 31, 2014	Dec. 31, 2012	Jan. 31, 2010
Debt conversion description [Line Items]
Debt conversion, price per share of common stock	$ 3.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				25,000
Proceeds from issuance of convertible note payable					$ 0	$ 100,000				$ 2,000,000	$ 0	$ 220,000	$ 880,000
Payments of Debt Issuance Costs	950,000				232,676	0				20,000	303,151	258,151	104,420
Convertible notes					962,978					2,002,307		1,100,522	1,909,714
Debt Conversion, Converted Instrument, Shares Issued		18,202
Debt Instrument, Face Amount				25,000
Debt Instrument, Unamortized Discount					1,305,435					1,121,959			186,897
Debt Instrument, Convertible, Beneficial Conversion Feature										578,155	125,000	509,890	0
Fair Value Assumptions, Expected Term			60 months				6 years	3 years	4 years 7 months 2 days
Fair Value Assumptions, Risk Free Interest Rate							1.40%	0.60%	0.50%
Fair Value Assumptions, Expected Dividend Rate							0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate							67.20%	29.70%	26.00%
Share Price					$ 4.50					$ 3.90						$ 5.40	$ 3.90	$ 3.90	$ 4.30
Debt Instrument Total Cash Payment		106,000
Payments for Commissions				125,000
Common Stock Warrants Fair Value												50,937
Debt instrument estimated yield	18.60%
Long-term Debt, Gross	1,100,000
Extinguishment of Debt, Amount	218,000
Derivative Liability, Noncurrent					2,354,624					2,452,201		0		120,000
Debt Conversion, Converted Instrument, Amount		150,000
Debt Instrument, Convertible, Terms of Conversion Feature	The as-if converted cash option holder principal represented 22% of the total principal (88% was related to holders that elected to convert into shares)
Common Stock [Member]
Debt conversion description [Line Items]
Stock Issued During Period, Shares, New Issues												182,500
Stock Issued During Period, Shares, Conversion of Convertible Securities					18,208
Derivative liability
Debt conversion description [Line Items]
Fair Value Assumptions, Expected Term														1 year
Fair Value Assumptions, Risk Free Interest Rate														0.30%
Fair Value Assumptions, Expected Volatility Rate														80.00%
Debt Discount														653,026
Conversion Of Stock Conversion Price														$ 1.1485						$ 1.1485
Placement Agent
Debt conversion description [Line Items]
Debt conversion, price per share of common stock												$ 4.00
Warrants issued to purchase common stock shares												17,600
Prior Amendment
Debt conversion description [Line Items]
Fair Value Assumptions, Expected Term			2 years
Fair Value Assumptions, Risk Free Interest Rate			0.28%
Fair Value Assumptions, Expected Volatility Rate			80.00%
Warrant Liabilities Fair Value Disclosure			785,135
Post Amendment
Debt conversion description [Line Items]
Fair Value Assumptions, Expected Term			3 years 9 months 18 days
Fair Value Assumptions, Risk Free Interest Rate			0.37%
Fair Value Assumptions, Expected Volatility Rate			80.00%
Common Stock Warrants Fair Value			808,732
Loss On Debt Modification			24,437
Warrant
Debt conversion description [Line Items]
Debt conversion, price per share of common stock												$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												66,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			1.1485									$ 4.50		$ 1.1485
Fair Value Assumptions, Expected Term												5 years		2 years 9 months
Fair Value Assumptions, Risk Free Interest Rate												2.16%		0.30%
Fair Value Assumptions, Expected Volatility Rate												80.00%		30.00%
Amortization of Financing Costs														120,000
Common Stock Warrants Fair Value												2,653									2,418
Debt Instrument, Maturity Date			Jul. 31, 2016
Warrant Expiration Date												Oct. 31, 2014
Warrant | Post Amendment
Debt conversion description [Line Items]
Fair Value Assumptions, Expected Term			3 years 3 months
Fair Value Assumptions, Risk Free Interest Rate			0.37%
Fair Value Assumptions, Expected Volatility Rate			80.00%
10% Senior Subordinated Convertible Notes due January 31, 2013
Debt conversion description [Line Items]
Warrants issued to purchase common stock shares				2,500
8% Senior Subordinated Convertible Notes due February 1, 2015
Debt conversion description [Line Items]
Debt conversion, price per share of common stock															$ 2.50
Convertible notes					0					983,201		150,000	150,000		150,000
Debt Instrument, Unamortized Discount										1,016,799
Convertible notes, interest rate					8.00%					8.00%		8.00%
Debt Instrument, Maturity Date					Feb. 01, 2015							Feb. 01, 2015
Debt Redemption Price Percent Of Principal Amount												108.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities															10,000
Debt Instrument Convertible Conversion Ratio Basis Principal Amount															25,000
10% Senior Subordinated Convertible Notes due January 31, 2016
Debt conversion description [Line Items]
Debt conversion, price per share of common stock				$ 2.50									$ 1.25
Proceeds from issuance of convertible note payable				1,100,000
Payments of Debt Issuance Costs				25,000
Convertible notes				1,250,000
Convertible notes, interest rate				0.00%
Gross Proceeds From Issuance Of Debt				1,250,000
Stock Issued During Period, Shares, New Issues				10,000									20,000
Amortization of Financing Costs				4,000
Payments for Commissions				125,000
Debt Instrument, Maturity Date			Jan. 31, 2016
Debt Redemption Price Percent Of Principal Amount													102.00%
Debt Instrument Convertible Conversion Ratio Basis Principal Amount													25,000
Loss On Debt Modification			212,446
Debt Instrument Conversion Percentage Of Conversion Price													110.00%
Common Stock Conversion Price Per Share													$ 0.50
Cash Earnings Per Share Multiplier Factor													8
Redemption Notice Period													60 days
10% Senior Subordinated Convertible Notes due January 31, 2016 | Common Stock [Member]
Debt conversion description [Line Items]
Payments of Debt Issuance Costs				25,000
10% Senior Subordinated Convertible Notes due January 31, 2016 | Placement Agent
Debt conversion description [Line Items]
Debt conversion, price per share of common stock												$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												25,000
Payments of Debt Issuance Costs				25,000
Fair Value Assumptions, Expected Term			60 months									5 years
Fair Value Assumptions, Risk Free Interest Rate												2.16%
Fair Value Assumptions, Expected Volatility Rate												48.00%
Stock Issued During Period, Shares, New Issues			2,000
Warrant Issued To Purchase Common Stock			10,000
Common Stock Warrants Fair Value												2,200
Warrant To Purchase Common Stock Issued In Period Exercise Price			5.00
10% Senior Subordinated Convertible Notes due January 31, 2016 | Private Placement
Debt conversion description [Line Items]
Stock Issued During Period, Shares, New Issues			12,600
10% Senior Subordinated Convertible Notes due January 31, 2016 | Prior Amendment
Debt conversion description [Line Items]
Fair Value Assumptions, Expected Term			3 months
Fair Value Assumptions, Risk Free Interest Rate			0.18%
Fair Value Assumptions, Expected Volatility Rate			80.00%
Common Stock Warrants Fair Value			56,225
Derivative Liability, Fair Value, Gross Liability			5,605,703
Derivative Instrument Fair Value			5,818,149
Fair Value Of Stock Issued			68,825
10% Senior Subordinated Convertible Notes due January 31, 2016 | Post Amendment
Debt conversion description [Line Items]
Fair Value Assumptions, Risk Free Interest Rate			0.37%
Fair Value Assumptions, Expected Volatility Rate			80.00%
10% Senior Subordinated Convertible Notes due January 31, 2016 | Amendment Warrants
Debt conversion description [Line Items]
Fair Value Assumptions, Expected Term			3 years 9 months 18 days
Warrant Issued To Purchase Common Stock			50,000
Common Stock Warrants Fair Value			200,452
Warrant To Purchase Common Stock Issued In Period Exercise Price			4.50
10% Senior Subordinated Convertible Notes due January 31, 2016 | Warrant
Debt conversion description [Line Items]
Principal Received For One Warrant To Purchase One Common Shares			2.50
9% Senior Subordinated Convertible Notes due February 15, 2016
Debt conversion description [Line Items]
Convertible notes payable, interest payment terms					If the Average Daily Value of Trades (ADVT) during the prior 90 days as reported by Bloomberg is greater than $100,000, the Note is callable at a price of 105% of the Notes par value, and if the ADVT is less than $100,000, the Note is callable at a price of 110% of the Notes par value					If the Average Daily Value of Trades (ADVT) during the prior 90 days as reported by Bloomberg is greater than $100,000, the 9% Notes are callable at a price of 105% of the 9% Notes par value, and if the ADVT is less than $100,000, the 9% Notes are callable at a price of 110% of the 9% Notes par value.			If the Average Daily Value of Trades (“ADVT”) during the prior 90 days as reported by Bloomberg is greater than $100,000, the 9% Note is callable at a price of 105% of its par value, and if the ADVT is less than $100,000, it is callable at a price of 110% of its par value.
Debt conversion, price per share of common stock										$ 4.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					66,000					66,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4.50					$ 4.50
Convertible notes					962,978					1,019,106		950,522	693,103
Debt Instrument, Unamortized Discount					137,393					81,263		186,897
Convertible notes, interest rate					9.00%					9.00%		9.00%
Proceeds from Issuance of Private Placement													880,000
Debt Instrument, Maturity Date					Feb. 15, 2016					Feb. 15, 2016		Feb. 15, 2016
Redemption Notice Period													60 days
9% Senior Subordinated Convertible Notes due February 15, 2016 | Private Placement
Debt conversion description [Line Items]
Debt conversion, price per share of common stock													$ 4.00
10% Notes Payable
Debt conversion description [Line Items]
Convertible notes	1,250,000
Debt Instrument Total Cash Payment	729,000
Debt Instrument Total Shares Issuance	881,236
Extinguishment of Debt, Amount												25,000
Payments to Acquire Businesses, Gross	511,000
9% Notes Payable
Debt conversion description [Line Items]
Proceeds from issuance of convertible note payable												220,000
Warrant Issued To Purchase Common Stock												16,500
Warrants issued to purchase common stock shares												4,400
10% Senior Subordinated Callable Convertible Notes
Debt conversion description [Line Items]
Proceeds from issuance of convertible note payable				1,250,000
Payments of Debt Issuance Costs				25,000
Convertible notes, interest rate												10.00%
NNA Financing 8 Convertible Note
Debt conversion description [Line Items]
Debt Instrument, Face Amount										2,000,000
Debt Instrument, Unused Borrowing Capacity, Amount																2,000,000
Proceeds from Issuance of Debt																2,000,000
Debt Instrument, Unamortized Discount																1,065,775
Convertible notes, interest rate																0.00%
Debt Instrument, Convertible, Beneficial Conversion Feature																578,155
Fair Value Assumptions, Expected Term										4 years 2 months 12 days
Fair Value Assumptions, Risk Free Interest Rate										1.40%
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										55.40%
Share Price										$ 4.50
NNA Financing 8 Convertible Note | Warrant
Debt conversion description [Line Items]
Percentage For Down round financing										0.00%
NNA 8 Convertible Notes
Debt conversion description [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 10.00
Fair Value Assumptions, Expected Term										6 years 2 months 12 days
Fair Value Assumptions, Risk Free Interest Rate										1.80%
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										71.90%
Share Price										$ 4.50
Stock Issued										$ 100,000
NNA 8 Convertible Notes | Common Stock [Member]
Debt conversion description [Line Items]
Percentage For Down round financing										100.00%
NNA 8 Convertible Notes | Warrant
Debt conversion description [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										100,000